Employee Benefit Plan (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Retirement Benefits [Abstract]
Defined Contribution Plan, Tax Status [Extensible Enumeration]	Qualified Plan [Member]
Safe harbor contribution, percent	3.00%
Profit sharing contribution percent	1.40%	1.40%	1.40%
Plan contribution	$ 2.4	$ 2.0	$ 2.0